OPERATING LEASES	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Operating Leases
OPERATING LEASES

NOTE 9 – OPERATING LEASES

On May 27, 2021, the Company entered into a sixty-three month lease for its corporate office at $5,955 per month commencing June 15, 2021 maturing September 30, 2026. The Company accounts for this lease in accordance with ASC 842. Adoption of the standard resulted in the initial recognition of operating lease ROU asset of $290,827 and operating lease liability of $290,827 as of June 15, 2021.

Operating lease right-of-use (“ROU”) assets and liabilities are recognized at commencement date based on the present value of lease payments over the lease term. ROU assets represent our right to use an underlying asset for the lease term and lease liabilities represent our obligation to make lease payments arising from the lease. Generally, the implicit rate of interest in arrangements is not readily determinable and the Company utilizes its incremental borrowing rate in determining the present value of lease payments. The Company’s incremental borrowing rate is a hypothetical rate based on its understanding of what its credit rating would be. The operating lease ROU asset includes any lease payments made and excludes lease incentives. Our variable lease payments primarily consist of maintenance and other operating expenses from our real estate leases. Variable lease payments are excluded from the ROU assets and lease liabilities and are recognized in the period in which the obligation for those payments is incurred. Our lease terms may include options to extend or terminate the lease when it is reasonably certain that we will exercise that option. Lease expense for minimum lease payments is recognized on a straight-line basis over the lease term.

We have lease agreements with lease and non-lease components. We have elected to account for these lease and non-lease components as a single lease component. We are also electing not to apply the recognition requirements to short-term leases of twelve months or less and instead will recognize lease payments as expense on a straight-line basis over the lease term.

The components of lease expense and supplemental cash flow information related to leases for the period are as follows:

In accordance with ASC 842, the components of lease expense were as follows:

	Years ended December 31,
	2023	2022
Operating lease expense	$71,676	$71,676
Short term lease cost	$-	$-
Total lease expense	$71,676	$71,676

In accordance with ASC 842, other information related to leases was as follows:

Years ended December 31,	2023	2022
Operating cash flows from operating leases	$54,263	$72,714
Cash paid for amounts included in the measurement of lease liabilities	$54,263	$72,714

Weighted-average remaining lease term—operating leases	2.67 years	3.67 years
Weighted-average discount rate—operating leases	10%	10%

In accordance with ASC 842, maturities of operating lease liabilities as of December 31, 2023 were as follows:

Operating
Year ending:	Lease
2024	$77,142
2026	79,456
2027	54,225
Total undiscounted cash flows	$210,823

Reconciliation of lease liabilities:
Weighted-average remaining lease terms	2.67 years
Weighted-average discount rate	10%
Present values	$187,425

Lease liabilities—current	61,123
Lease liabilities—long-term	126,302
Lease liabilities—total	$187,425

Difference between undiscounted and discounted cash flows	$23,398

Operating lease cost was $71,676 and $71,676 for the years ended December 31, 2023 and 2022, respectively.

NOTE 8 – OPERATING LEASES

On May 27, 2021, the Company entered into a sixty-three month lease for its corporate office at $5,955 per month commencing June 15, 2021 maturing September 30, 2026. The Company accounts for this lease in accordance with ASC 842. Adoption of the standard resulted in the initial recognition of operating lease ROU asset of $290,827 and operating lease liability of $290,827 as of June 15, 2021.

Operating lease right-of-use (“ROU”) assets and liabilities are recognized at commencement date based on the present value of lease payments over the lease term. ROU assets represent our right to use an underlying asset for the lease term and lease liabilities represent our obligation to make lease payments arising from the lease. Generally, the implicit rate of interest in arrangements is not readily determinable and the Company utilizes its incremental borrowing rate in determining the present value of lease payments. The Company’s incremental borrowing rate is a hypothetical rate based on its understanding of what its credit rating would be. The operating lease ROU asset includes any lease payments made and excludes lease incentives. Our variable lease payments primarily consist of maintenance and other operating expenses from our real estate leases. Variable lease payments are excluded from the ROU assets and lease liabilities and are recognized in the period in which the obligation for those payments is incurred. Our lease terms may include options to extend or terminate the lease when it is reasonably certain that we will exercise that option. Lease expense for minimum lease payments is recognized on a straight-line basis over the lease term.

We have lease agreements with lease and non-lease components. We have elected to account for these lease and non-lease components as a single lease component. We are also electing not to apply the recognition requirements to short-term leases of twelve months or less and instead will recognize lease payments as expense on a straight-line basis over the lease term.

The components of lease expense and supplemental cash flow information related to leases for the period are as follows:

In accordance with ASC 842, the components of lease expense were as follows:

	Years ended December 31,
	2022	2021
Operating lease expense	$71,676	$41,811
Short term lease cost	$-	$-
Total lease expense	$71,676	$41,811

In accordance with ASC 842, other information related to leases was as follows:

Years ended December 31,	2022	2021
Operating cash flows from operating leases	$72,714	$17,866
Cash paid for amounts included in the measurement of lease liabilities	$72,714	$17,866

Weighted-average remaining lease term—operating leases	3.67 years	4.67 years
Weighted-average discount rate—operating leases	10%	10%

In accordance with ASC 842, maturities of operating lease liabilities as of December 31, 2022 were as follows:

Operating
Year ending:	Lease
2023	$74,895
2024	77,142
2025	79,456
2026	54,225
Total undiscounted cash flows	$285,718

Reconciliation of lease liabilities:
Weighted-average remaining lease terms	3.67 years
Weighted-average discount rate	10%
Present values	$240,625

Lease liabilities—current	53,200
Lease liabilities—long-term	187,425
Lease liabilities—total	$240,625

Difference between undiscounted and discounted cash flows	$45,093

Operating lease cost was $71,676 and $41,811 for the years ended December 31, 2022 and 2021, respectively.